Accrued expenses and liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses consisted of the following:

	December 31,	December 31,
	2015	2014
Customer deposits	$611,341	$2,516,202
Accrued compensation and benefits	532,435	984,227
Other payables	518,734	379,019
Due to Arthrex	31,785	324,531
Accrued professional fees	190,787	285,446
Accrued loss on abandonment of lease, current portion	103,173	103,176
Accrued angel machine rework costs	465,000	600,000
	$2,453,255	$5,192,601